Expenses - Summary of Cost of Product Sales Include the Non-recoverable ICMS Taxes (Detail) R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 BRL (R$)	Dec. 31, 2015 BRL (R$)
Disclosure of expenses [Line Items]
Non-recoverable ICMS	$ 32,143	R$ 106,331	R$ 82,970	R$ 47,643
State of Pernambuco [member]
Disclosure of expenses [Line Items]
Non-recoverable ICMS	7,623	25,218	30,507	31,356
State of Minas Gerais [member]
Disclosure of expenses [Line Items]
Non-recoverable ICMS	$ 24,520	R$ 81,113	R$ 52,463	R$ 16,287